STOCK BASED COMPENSATION - Schedule of Restricted Stock Units Outstanding (FY) (Details) - Restricted Stock Units Outstanding - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of RSUs
Outstanding beginning balance (in shares)	2,211,509	725,000	0
RSUs granted (in shares)		1,989,000	761,500
RSUs forfeited (in shares)	(50,000)	(276,836)	(36,500)
RSUs vested and common stock issued (in shares)		(225,655)
Outstanding ending balance (in shares)	2,161,509	2,211,509	725,000
Weighted Average Fair Value (Per Share)
Outstanding beginning balance (in dollars per share)	$ 0.8	$ 1.97
RSUs granted (in dollars per share)		0.56	$ 1.97
RSUs forfeited (in dollars per share)	0.8	1.28	1.97
RSUs vested and common stock issued (in dollars per share)		1.97
Outstanding ending balance (in dollars per share)	$ 0.79	$ 0.8	$ 1.97
Weighted Average Vesting (Years)	1 year 10 months 24 days	2 years 2 months 12 days	2 years 6 months